Related party balances and transactions (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Due from discontinued operations	$ 17,632,181	$ 14,013,927
Allowance for expected credit losses	(17,632,181)
Due from discontinued operations, net		$ 14,013,927